Supplemental Disclosure of Cash Flow Information - Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 16,159	$ 23,115
Changes from financing cash flows:
Issue (repayment) of long-term debt	(4,010)	(6,779)
Repayment of long-term debt	0	(183)	$ (397)
Proceeds on settlement of cross currency swap	69	0	166
Payment of lease liabilities	(232)	(209)	(225)
Non-cash changes:
Lease additions	182	88
Changes in foreign exchange and fair value	817	(56)
Liabilities arising from financing activities, ending balance	12,985	16,159	23,115
STORM Resources Ltd
Changes from financing cash flows:
Repayment of long-term debt		(183)
Non-cash changes:
Assumption of long-term debt		183
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	14,694	21,453
Changes from financing cash flows:
Issue (repayment) of long-term debt	(4,010)	(6,779)
Non-cash changes:
Changes in foreign exchange and fair value	761	20
Liabilities arising from financing activities, ending balance	11,445	14,694	21,453
Long-term debt | STORM Resources Ltd
Changes from financing cash flows:
Repayment of long-term debt		(183)
Non-cash changes:
Assumption of long-term debt		183
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(119)	(28)
Changes from financing cash flows:
Proceeds on settlement of cross currency swap	69
Non-cash changes:
Changes in foreign exchange and fair value	50	(91)
Liabilities arising from financing activities, ending balance	0	(119)	(28)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,584	1,690
Changes from financing cash flows:
Payment of lease liabilities	(232)	(209)
Non-cash changes:
Lease additions	182	88
Changes in foreign exchange and fair value	6	15
Liabilities arising from financing activities, ending balance	$ 1,540	$ 1,584	$ 1,690